Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets (Details)						1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 18, 2025 USD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares shares	Aug. 10, 2025 $ / shares shares	Aug. 07, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 18, 2025 shares	Sep. 17, 2025 shares	Jun. 24, 2025 shares	May 01, 2025 shares	Dec. 31, 2024 USD ($) shares	Nov. 25, 2024 $ / shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Oct. 30, 2023 shares	Oct. 29, 2023 shares
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Authorized capital (in Shares) | shares							995,000,000	995,000,000		995,000,000	495,000,000	495,000,000				75,000,000	70,000,000	10,000,000		10,000,000	3,000,000
Warrants issued (in Shares) | shares							115,216	115,216					5,813	39,808
Gain on settlement								$ 1,673,127
Paid in capital							$ 308,612,299	308,612,299						$ 74,925,180					$ 31,421,953
Cumulative realized losses							146,685	146,685
Unrealized losses								45,685
Unrealized gains								245,841,410
Digital assets value							455,648,074	$ 455,648,074
Pre-Funded Warrant Shares
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 0.2
Warrant to purchase of common stock (in Shares) | shares			215,364
Percentage of warrants issued			0.03
Warrant
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Warrants issued (in Shares) | shares														796,176					308
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 120						$ 0.2
Warrants issued (in Shares) | shares								90,186	4,575
Negotiated Settlements, Debt | Secured Debt
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Extinguishment of debt				$ 12,620,345	$ 10,382,438
Debt settled with cash						$ 7,046,094
Gain on settlement						2,610,627
Negotiated Settlements, Debt | Secured Debt | Warrant
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Debt settled with cash						2,963,624
Negotiated Settlements, Accounts Payable
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Gain on settlement					$ 1,124,889			$ 842,852
Warrants issued (in Shares) | shares					76,391
Accounts payable, unsecured					$ 3,792,767
Unsecured accounts payable settled in cash					1,816,250
Unsecured accounts payable settled with equity					851,628
Paid in capital					$ 282,037
Negotiated Settlements, Accounts Payable | Secured Debt
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Extinguishment of debt						12,666,439
Debt settled with cash						7,092,188
Gain on settlement						2,635,507	2,610,627
Equity issued to repay debt						$ 3,792,767
Warrants issued (in Shares) | shares						200,000
RSU Awards
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Shares issued (in Shares) | shares			125,000
Vested in period (in Shares) | shares			31,250
Private Placement
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Aggregate receivable amount		$ 223,800,000
Other expenses		12,134,575
Sale of stock, consideration received in cash		$ 35,500,000
Net proceeds from offering used for general corporate purposes							4,000,000	4,000,000
Pre-existing working capital commitments or obligations							600,000	600,000
Use of proceeds, limitations on amount								7,000,000
Third party private investors in excess						$ 75,000,000
Private Placement | Pre-Funded Warrant Shares
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Number of shares sold (in Shares) | shares		18,518,944
Stock price (in Dollars per share) | $ / shares		$ 12.086
Aggregate receivable amount		$ 223,800,000
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 12.084
USDC | Private Placement
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Sale of stock, consideration received in cryptocurrency		$ 59,500,000
Crypto token (in Dollars per share) | $ / shares		$ 1
Stablecoins
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Digital assets value							$ 262,168	$ 262,168
Tranche 1
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 20
Class of warrant or right, vesting (in Shares) | shares			193,750
Tranche 2
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 30
Class of warrant or right, vesting (in Shares) | shares			203,750
Tranche 3
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares			$ 40
Class of warrant or right, vesting (in Shares) | shares			215,000
Tranche 4
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant or right, vesting (in Shares) | shares										262,500
All Other Investors | $IP Tokens | Private Placement
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Crypto token (in Dollars per share) | $ / shares		$ 6.5516
Investor | Private Placement | Chief Executive Officer
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Number of shares sold (in Shares) | shares								165,480
Investor | Private Placement | Director
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Number of shares sold (in Shares) | shares								15,000
Story Foundation | Foundation Investor | $IP Tokens | Private Placement
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Sale of stock, consideration received in cryptocurrency		$ 128,800,000
Crypto token (in Dollars per share) | $ / shares	$ 3.4	$ 3.4						$ 3.4
Cryptocurrency token, discount from closing price		48.00%
Gain recognized on the purchase of these $IP Tokens
Net proceeds used to purchase tokens								$ 80,000,000
Share price (in Dollars per share) | $ / shares	$ 5.7106	$ 5.745
Dispositions	$ 35,271,353	$ 99,692,647
Crypto asset purchase in cash	$ 21,000,000	$ 59,000,000
Story Foundation | Investor | Private Placement | Pre-Funded Warrant Shares
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Warrants issued (in Shares) | shares							5,389,091	5,389,091
Story Core Contributors | Foundation Investor | $IP Tokens | Private Placement
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Crypto token (in Dollars per share) | $ / shares		$ 5.2413
Cryptocurrency token, discount from closing price		20.00%
Common Stock
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Stock price (in Dollars per share) | $ / shares															80
Warrants issued (in Shares) | shares							38,124	38,124
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 0.2
Common Stock | Warrant
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Stock price (in Dollars per share) | $ / shares															80
Class of warrant exercise price (in Dollars per share) | $ / shares															$ 80
Common Stock | Negotiated Settlements
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 0.2				$ 0.2	$ 0.2	$ 0.2
Share price (in Dollars per share) | $ / shares						$ 30
Minimum
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Authorized capital (in Shares) | shares							495,000,000	495,000,000									10,000,000
Crypto asset, contractual sale restriction, remaining period							12 months	12 months
Maximum
Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets [Line Items]
Authorized capital (in Shares) | shares							995,000,000	995,000,000									70,000,000
Crypto asset, contractual sale restriction, remaining period							60 months	60 months